Income and Expenses - Additional Information (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income And Expenses [Line Items]
Government grant income	SFr 1,199	SFr 686	SFr 883
Weighted average tax	12.80%	13.70%	12.70%
Increase (decrease) in operating expenses	SFr 9,000
Increase (decrease) in research and development expense	5,000
Increase (decrease) in general and administration expense	4,000
Future temporary difference	210,400
Unrecognized tax losses to offset taxable income	160,600
Effect of use of unrecognized tax losses	22,491
Deferred tax asset	0
Combined effect of unrecognized tax losses and intangible asset temporary differences	33,450	SFr 8,764	SFr 10,520
Reduced accumulated tax losses	SFr (160,600)
BCA Warrants
Income And Expenses [Line Items]
Number of warrants outstanding	2,045,596
Blackrock Warrants
Income And Expenses [Line Items]
Number of warrants outstanding	59,310
Bottom of Range
Income And Expenses [Line Items]
Applicable tax rate	8.30%	8.30%	8.30%
Top of Range
Income And Expenses [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%